Post-employment Benefits - Summary of Assumptions to Determine Defined Benefit Obligations (Detail)	Dec. 31, 2020	Dec. 31, 2019
Defined benefit [member] | Defined benefit [member]
Health Plan
Discount rate (per year)	7.20%	7.28%
Inflation rate (per year)	3.00%	3.70%
Increase in pension plans (per year)	3.00%	3.70%
Health plan [member] | Health Plan
Health Plan
Discount rate (per year)	7.43%	7.43%
Inflation rate (per year)	3.50%	3.70%
Future salary increases	6.60%	6.81%
Increase in pension plans (per year)	6.60%	6.81%